Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 7,674	47,616	145,610
Restricted cash	1,435	8,903	13,235
Accounts receivable, net	25,269	156,786	168,872
Loans receivable, net	41,862	259,738	121,133
Amounts due from related parties	38	237	142
Prepaid expenses and other current assets	3,384	20,998	44,479
Deferred tax assets	2,327	14,437	9,630
Total current assets	81,989	508,715	503,101
Non-current assets:
Equity investments	2,750	17,062	15,215
Property and equipment, net	2,922	18,129	33,434
Intangible assets, net	12,874	79,877	84,747
Goodwill	13,467	83,559	83,559
Other non-current assets	2,479	15,379	18,207
Deferred tax assets	575	3,566
Total assets	117,056	726,287	738,263
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB155,521 and RMB308,446 (US$49,713) as of December 31, 2013 and 2014, respectively. Note 25)
Accounts payable	1,422	8,821	10,491
Accrued expenses and other current liabilities	69,201	429,376	328,034
Amounts due to related parties	1,899	11,782	282
Deferred revenue	1,260	7,815	19,909
Short-term loan	790	4,900
Contingent consideration payable	906	5,623	5,623
Total current liabilities	75,478	468,317	364,339
Long-term deposits payable	1,681	10,430	10,582
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB1,399 and RMB 1,310 (US$ 211 ) as of December 31, 2013 and 2014, respectively. Note 25)	2,419	15,008	15,781
Total liabilities	79,578	493,755	390,702
Redeemable non-controlling interest			42,779
Commitments and contingencies (Note 23)
Shareholders' equity:
Additional paid-in capital	167,027	1,036,336	1,036,120
Statutory reserves	902	5,595	5,595
Accumulated deficit	(137,996)	(856,209)	(747,285)
Total IFM Investments Limited shareholders' equity	30,731	190,671	299,376
Non-controlling interests	6,747	41,861	5,406
Total shareholders' equity	37,478	232,532	304,782
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 117,056	726,287	738,263